ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Number of Shares Issued

Changes in the number of shares issued in fiscal 2010, 2011 and 2012 are as follows:

	Number of shares
	2010	2011	2012
Beginning balance	92,217,067	110,229,948	110,245,846
Issuance of common stock	18,000,000	0	0
Exercise of stock options	11,000	14,000	7,700
Conversion of convertible bonds	1,881	1,898	876

Ending balance	110,229,948	110,245,846	110,254,422